Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments at fair value
Total long-term debt	$ 13,450,000	$ 10,700,000	$ 10,700,000
Book Value
Financial Instruments at fair value
Total long-term debt	13,450,000	10,700,000	10,700,000
Fair Value
Financial Instruments at fair value
Total long-term debt	13,507,634	10,294,490	10,405,840
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 13,507,634	$ 10,294,490	$ 10,405,840